ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5%
	ADVERTISING & MARKETING - 1.2%
29	Interpublic Group of Companies, Inc.	$1,063
7	Omnicom Group, Inc.	507
23	Trade Desk, Inc. (The), Class A(a)	1,617
		3,187
	AEROSPACE & DEFENSE - 1.3%
23	Howmet Aerospace, Inc.	718
5	Huntington Ingalls Industries, Inc.	965
2	Teledyne Technologies, Inc.(a)	859
5	Textron, Inc.	349
5	Woodward, Inc.	566
		3,457
	APPAREL & TEXTILE PRODUCTS - 1.8%
5	Crocs, Inc.(a)	717
2	Deckers Outdoor Corporation(a)	720
37	Hanesbrands, Inc.	635
5	PVH Corporation(a)	514
5	Ralph Lauren Corporation	555
17	Skechers USA, Inc., Class A(a)	716
28	Tapestry, Inc.	1,037
		4,894
	ASSET MANAGEMENT - 2.7%
15	Apollo Global Management, Inc.	924
42	Carlyle Group, Inc.	1,986
26	Franklin Resources, Inc.	773
8	LPL Financial Holdings, Inc.	1,254
16	Raymond James Financial, Inc.	1,430
14	Stifel Financial Corporation	951
		7,318
	AUTOMOTIVE - 1.2%
9	Autoliv, Inc.	771
8	BorgWarner, Inc.	346
18	Gentex Corporation	594
22	Harley-Davidson, Inc.	805

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	AUTOMOTIVE - 1.2% (Continued)
5	Lear Corporation	$782
		3,298
	BANKING - 5.2%
1	CIT Group, Inc.	52
16	Citizens Financial Group, Inc.	752
14	Comerica, Inc.	1,127
6	Cullen/Frost Bankers, Inc.	712
11	East West Bancorp, Inc.	853
67	First Horizon Corporation	1,091
44	Huntington Bancshares, Inc.	680
40	KeyCorporation	865
7	M&T Bank Corporation	1,045
46	People’s United Financial, Inc.	804
8	Pinnacle Financial Partners, Inc.	753
9	Prosperity Bancshares, Inc.	640
36	Regions Financial Corporation	767
2	SVB Financial Group(a)	1,294
19	Synovus Financial Corporation	834
8	Western Alliance Bancorp	871
19	Zions Bancorp NA	1,176
		14,316
	BEVERAGES - 0.5%
1	Boston Beer Company, Inc. (The), Class A(a)	510
21	Molson Coors Beverage Company, Class B	974
		1,484
	BIOTECH & PHARMA - 2.3%
1	ACADIA Pharmaceuticals, Inc.(a)	17
3	Acceleron Pharma, Inc.(a)	516
1	Amicus Therapeutics, Inc.(a)	10
4	BioMarin Pharmaceutical, Inc.(a)	309
1	Blueprint Medicines Corporation(a)	103
9	Denali Therapeutics, Inc.(a)	454
19	Exelixis, Inc.(a)	402
15	Halozyme Therapeutics, Inc.(a)	610

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	BIOTECH & PHARMA - 2.3% (Continued)
1	Ionis Pharmaceuticals, Inc.(a)	$34
1	Iovance Biotherapeutics, Inc.(a)	25
1	Mirati Therapeutics, Inc.(a)	177
9	Neurocrine Biosciences, Inc.(a)	863
4	Novavax, Inc., Class A(a)	829
6	Sarepta Therapeutics, Inc.(a)	555
1	TG Therapeutics, Inc.(a)	33
4	Ultragenyx Pharmaceutical, Inc.(a)	361
5	United Therapeutics Corporation(a)	923
		6,221
	CHEMICALS - 3.3%
1	Albemarle Corporation	219
1	Ashland Global Holdings, Inc.	89
3	Avery Dennison Corporation	622
3	Celanese Corporation	452
18	CF Industries Holdings, Inc.	1,005
6	Eastman Chemical Company	604
14	FMC Corporation	1,282
23	Huntsman Corporation	681
3	International Flavors & Fragrances, Inc.	401
46	Mosaic Company (The)	1,643
22	Olin Corporation	1,061
12	RPM International, Inc.	932
		8,991
	COMMERCIAL SUPPORT SERVICES - 1.0%
22	Aramark	723
6	ManpowerGroup, Inc.	650
9	Robert Half International, Inc.	903
7	Stericycle, Inc.(a)	476
1	Terminix Global Holdings, Inc.(a)	42
		2,794
	CONSTRUCTION MATERIALS - 1.7%
7	Advanced Drainage Systems, Inc.	757
5	Carlisle Companies, Inc.	994

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	CONSTRUCTION MATERIALS - 1.7% (Continued)
3	Martin Marietta Materials, Inc.	$1,025
25	MDU Resources Group, Inc.	742
14	Owens Corning	1,197
		4,715
	CONSUMER SERVICES - 0.4%
1	Chegg, Inc.(a)	68
18	Service Corp International	1,085
		1,153
	CONTAINERS & PACKAGING - 1.7%
1	AptarGroup, Inc.	119
8	Crown Holdings, Inc.	806
33	Graphic Packaging Holding Company	628
5	Packaging Corp. of America	687
16	Sealed Air Corporation	877
9	Sonoco Products Company	536
21	Westrock Company	1,046
		4,699
	DIVERSIFIED INDUSTRIALS - 0.2%
8	ITT, Inc.	687

	E-COMMERCE DISCRETIONARY - 0.2%
2	Etsy, Inc.(a)	416

	ELECTRIC UTILITIES - 2.4%
16	Alliant Energy Corporation	896
28	Evergy, Inc.	1,742
1	Hawaiian Electric Industries, Inc.	41
1	IDACORP, Inc.	103
4	NextEra Energy Partners, L.P.	301
37	NRG Energy, Inc.	1,511
25	OGE Energy Corporation	824
17	Pinnacle West Capital Corporation	1,230
1	Portland General Electric Company	47

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	ELECTRIC UTILITIES - 2.4% (Continued)
1	Vistra Corporation	$17
		6,712
	ELECTRICAL EQUIPMENT - 1.8%
14	A O Smith Corporation	855
3	Acuity Brands, Inc.	520
6	Cognex Corporation	481
2	Generac Holdings, Inc.(a)	817
1	Lennox International, Inc.	294
2	Littelfuse, Inc.	547
2	National Instruments Corporation	78
6	Trimble, Inc.(a)	493
38	Vertiv Holdings Company	915
		5,000
	ENGINEERING & CONSTRUCTION - 1.8%
12	AECOM(a)	758
5	EMCOR Group, Inc.	577
5	Jacobs Engineering Group, Inc.	663
8	MasTec, Inc.(a)	690
9	Quanta Services, Inc.	1,024
4	Tetra Tech, Inc.	597
17	WillScot Mobile Mini Holdings Corporation(a)	539
		4,848
	ENTERTAINMENT CONTENT - 0.3%
127	Zynga, Inc., Class A(a)	956

	FOOD - 1.7%
28	Campbell Soup Company	1,171
13	Darling Ingredients, Inc.(a)	935
2	Ingredion, Inc.	178
8	J M Smucker Company (The)	960
12	Lamb Weston Holdings, Inc.	736
1	Lancaster Colony Corporation	169
6	Post Holdings, Inc.(a)	661
		4,810

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
12	Louisiana-Pacific Corporation	$736
9	Trex Company, Inc.(a)	917
		1,653
	GAS & WATER UTILITIES - 1.3%
10	Atmos Energy Corporation	882
9	Essential Utilities, Inc.	415
49	NiSource, Inc.	1,187
24	UGI Corporation	1,023
		3,507
	HEALTH CARE FACILITIES & SERVICES - 2.1%
1	Amedisys, Inc.(a)	149
4	Cardinal Health, Inc.	198
1	Charles River Laboratories International, Inc.(a)	413
1	Chemed Corporation	465
9	DaVita, Inc.(a)	1,046
4	Encompass Health Corporation	300
9	Henry Schein, Inc.(a)	685
6	Invitae Corporation(a)	171
1	NeoGenomics, Inc.(a)	48
8	Syneos Health, Inc.(a)	700
1	Teladoc Health, Inc.(a)	127
11	Universal Health Services, Inc., Class B	1,522
		5,824
	HOME & OFFICE PRODUCTS - 1.7%
13	Leggett & Platt, Inc.	583
49	Newell Brands, Inc.	1,085
6	Scotts Miracle-Gro Company (The)	878
17	Tempur Sealy International, Inc.	789
6	Whirlpool Corporation	1,223
		4,558
	HOME CONSTRUCTION - 2.2%
14	Fortune Brands Home & Security, Inc.	1,252
20	Masco Corporation	1,111
8	Mohawk Industries, Inc.(a)	1,419

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	HOME CONSTRUCTION - 2.2% (Continued)
37	PulteGroup, Inc.	$1,699
13	Toll Brothers, Inc.	719
		6,200
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%^
1	Timken Company (The)	65

	INDUSTRIAL SUPPORT SERVICES - 1.5%
2	AMERCO	1,292
4	SiteOne Landscape Supply, Inc.(a)	798
3	United Rentals, Inc.(a)	1,053
4	Watsco, Inc.	1,058
		4,201
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
28	Jefferies Financial Group, Inc.	1,040
12	SEI Investments Company	712
		1,752
	INSURANCE - 8.7%
2	Alleghany Corporation(a)	1,249
6	American Financial Group, Inc.	755
9	Assurant, Inc.	1,420
16	Cincinnati Financial Corporation	1,828
90	Equitable Holdings, Inc.	2,668
18	Globe Life, Inc.	1,603
25	Hartford Financial Services Group, Inc. (The)	1,756
3	Kemper Corporation	200
16	Lincoln National Corporation	1,100
22	Loews Corporation	1,186
2	Markel Corporation(a)	2,390
70	Old Republic International Corporation	1,619
5	Primerica, Inc.	768
14	Principal Financial Group, Inc.	902
1	Radian Group, Inc.	23
15	Reinsurance Group of America, Inc.	1,669
1	Unum Group	25

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	INSURANCE - 8.7% (Continued)
8	Voya Financial, Inc.	$491
31	W R Berkley Corporation	2,269
		23,921
	INTERNET MEDIA & SERVICES - 0.9%
12	Expedia Group, Inc.(a)	1,967
6	GoDaddy, Inc., Class A(a)	418
1	TripAdvisor, Inc.(a)	34
		2,419
	LEISURE FACILITIES & SERVICES - 2.1%
12	Boyd Gaming Corporation(a)	759
5	Choice Hotels International, Inc.	632
3	Churchill Downs, Inc.	720
4	Darden Restaurants, Inc.	606
18	Penn National Gaming, Inc.(a)	1,304
6	Texas Roadhouse, Inc.	548
4	Vail Resorts, Inc.	1,336
		5,905
	LEISURE PRODUCTS - 1.7%
8	Brunswick Corporation	762
4	Fox Factory Holding Corporation(a)	578
15	Hasbro, Inc.	1,338
31	Mattel, Inc.(a)	575
6	Polaris, Inc.	718
6	Thor Industries, Inc.	737
		4,708
	MACHINERY - 3.4%
9	AGCO Corporation	1,103
1	Crane Company	95
14	Donaldson Company, Inc.	804
1	Flowserve Corporation	35
15	Graco, Inc.	1,050
3	IDEX Corporation	621
6	Lincoln Electric Holdings, Inc.	773
4	Middleby Corporation (The)(a)	682

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	MACHINERY - 3.4% (Continued)
3	MSA Safety, Inc.	$437
3	Nordson Corporation	714
8	Oshkosh Corporation	819
7	Snap-on, Inc.	1,463
8	Toro Company	779
		9,375
	MEDICAL EQUIPMENT & DEVICES - 2.6%
1	ABIOMED, Inc.(a)	326
2	Bio-Techne Corporation	969
2	Bruker Corporation	156
17	DENTSPLY SIRONA, Inc.	987
7	Globus Medical, Inc., Class A(a)	536
1	Haemonetics Corporation(a)	71
5	Hill-Rom Holdings, Inc.	750
2	Insulet Corporation(a)	568
6	Integra LifeSciences Holdings Corporation(a)	411
1	iRhythm Technologies, Inc.(a)	59
1	Masimo Corporation(a)	271
1	Nevro Corporation(a)	116
1	Penumbra, Inc.(a)	266
2	PerkinElmer, Inc.	347
2	Quidel Corporation(a)	282
3	Repligen Corporation(a)	867
2	STAAR Surgical Company(a)	257
		7,239
	METALS & MINING - 1.2%
22	Alcoa Corporation(a)	1,077
80	Cleveland-Cliffs, Inc.(a)	1,585
6	Royal Gold, Inc.	573
		3,235
	OIL & GAS PRODUCERS - 2.5%
11	Cimarex Energy Company	959
16	ConocoPhillips	1,084
35	Coterra Energy, Inc.	762

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	OIL & GAS PRODUCERS - 2.5% (Continued)
19	Diamondback Energy, Inc.	$1,799
40	EQT Corporation(a)	818
1	HollyFrontier Corporation	33
78	Marathon Oil Corporation	1,066
9	Targa Resources Corporation	443
		6,964
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
28	Halliburton Company	605
1	NOV, Inc.(a)	13
		618
	PUBLISHING & BROADCASTING - 1.2%
23	Liberty Media Corp-Liberty Formula One - Series C(a)	1,182
2	Liberty Media Corp-Liberty SiriusXM, Class C(a)	95
15	New York Times Company (The), Class A	739
56	News Corporation, CLASS A - NON-VOTING	1,318
		3,334
	REAL ESTATE SERVICES - 0.4%
4	Jones Lang LaSalle, Inc.(a)	992

	REIT - 0.4%
1	Texas Pacific Land Corporation	1,209

	RENEWABLE ENERGY - 1.0%
5	Enphase Energy, Inc.(a)	750
9	First Solar, Inc.(a)	859
1	SolarEdge Technologies, Inc.(a)	265
18	Sunrun, Inc.(a)	792
		2,666
	RETAIL - CONSUMER STAPLES - 0.6%
4	Casey’s General Stores, Inc.	754
4	Five Below, Inc.(a)	707
1	Ollie’s Bargain Outlet Holdings, Inc.(a)	60
		1,521

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	RETAIL - DISCRETIONARY - 6.0%
6	Advance Auto Parts, Inc.	$1,253
9	AutoNation, Inc.(a)	1,096
28	Builders FirstSource, Inc.(a)	1,449
3	Burlington Stores, Inc.(a)	851
12	Dick’s Sporting Goods, Inc.	1,437
8	Floor & Decor Holdings, Inc., Class A(a)	966
17	Foot Locker, Inc.	776
44	Gap, Inc. (The)	999
5	Genuine Parts Company	606
25	Kohl’s Corporation	1,177
3	Lithia Motors, Inc., Class A	951
38	Macy’s, Inc.	859
2	RH(a)	1,334
4	Tractor Supply Company	810
2	Ulta Beauty, Inc.(a)	722
7	Williams-Sonoma, Inc.	1,241
		16,527
	SEMICONDUCTORS - 3.4%
4	Brooks Automation, Inc.	409
1	Cirrus Logic, Inc.(a)	82
7	Cree, Inc.(a)	565
6	Entegris, Inc.	755
9	II-VI, Inc.(a)	534
4	IPG Photonics Corporation(a)	634
12	Lattice Semiconductor Corporation(a)	776
9	Marvell Technology, Inc.	543
6	MKS Instruments, Inc.	905
1	Monolithic Power Systems, Inc.	485
18	ON Semiconductor Corporation(a)	824
4	Qorvo, Inc.(a)	669
3	Silicon Laboratories, Inc.(a)	420
4	Synaptics, Inc.(a)	719
4	Teradyne, Inc.	437

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	SEMICONDUCTORS - 3.4% (Continued)
4	Universal Display Corporation	$684
		9,441
	SOFTWARE - 4.2%
1	ACI Worldwide, Inc.(a)	31
1	Alteryx, Inc., Class A(a)	73
6	Aspen Technology, Inc.(a)	737
9	Black Knight, Inc.(a)	648
12	Citrix Systems, Inc.	1,288
4	Cloudera, Inc.(a)	64
3	Concentrix Corporation(a)	531
4	Five9, Inc.(a)	639
5	Guidewire Software, Inc.(a)	594
4	J2 Global, Inc.(a)	546
7	Manhattan Associates, Inc.(a)	1,071
1	MicroStrategy, Inc., Class A(a)	578
6	NortonLifeLock, Inc.	152
12	Nuance Communications, Inc.(a)	660
2	Omnicell, Inc.(a)	297
2	Paylocity Holding Corporation(a)	561
7	Pegasystems, Inc.	890
2	PTC, Inc.(a)	240
11	Teradata Corporation(a)	631
3	Varonis Systems, Inc.(a)	183
5	Workiva, Inc.(a)	705
4	Zendesk, Inc.(a)	466
		11,585
	SPECIALTY FINANCE - 2.5%
47	Fidelity National Financial, Inc.	2,131
22	First American Financial Corporation	1,475
1	MGIC Investment Corporation	15
40	SLM Corporation	704
52	Synchrony Financial	2,542
		6,867

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	STEEL - 1.2%
9	Reliance Steel & Aluminum Company	$1,282
33	Steel Dynamics, Inc.	1,930
		3,212
	TECHNOLOGY HARDWARE - 3.4%
9	Arrow Electronics, Inc.(a)	1,011
19	Ciena Corporation(a)	976
7	Dolby Laboratories, Inc., Class A	616
6	F5 Networks, Inc.(a)	1,193
18	Jabil, Inc.	1,051
41	Juniper Networks, Inc.	1,128
6	Lumentum Holdings, Inc.(a)	501
6	NetApp, Inc.	539
18	Pure Storage, Inc., Class A(a)	453
9	Synnex Corporation	937
1	ViaSat, Inc.(a)	55
16	Western Digital Corporation(a)	903
1	Xerox Holdings Corporation	20
		9,383
	TECHNOLOGY SERVICES - 2.7%
4	Booz Allen Hamilton Holding Corporation	317
36	DXC Technology Company(a)	1,210
3	Euronet Worldwide, Inc.(a)	382
2	FactSet Research Systems, Inc.	790
3	Fair Isaac Corporation(a)	1,194
3	Gartner, Inc.(a)	912
5	Jack Henry & Associates, Inc.	820
4	Leidos Holdings, Inc.	385
41	Western Union Company (The)	829
3	WEX, Inc.(a)	528
		7,367
	TELECOMMUNICATIONS - 0.1%
9	Iridium Communications, Inc.(a)	359

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	TRANSPORTATION & LOGISTICS - 2.1%
18	Alaska Air Group, Inc.(a)	$1,055
12	CH Robinson Worldwide, Inc.	1,044
7	GXO Logistics, Inc.(a)	549
2	J.B. Hunt Transport Services, Inc.	334
1	JetBlue Airways Corporation(a)	15
17	Knight-Swift Transportation Holdings, Inc.	870
4	Landstar System, Inc.	631
2	Saia, Inc.(a)	476
11	XPO Logistics, Inc.(a)	875
		5,849
	TRANSPORTATION EQUIPMENT - 0.3%
1	Allison Transmission Holdings, Inc.	35
9	Westinghouse Air Brake Technologies Corporation	776
		811
	WHOLESALE - CONSUMER STAPLES - 0.5%
19	Performance Food Group Company(a)	883
11	US Foods Holding Corporation(a)	381
		1,264
	WHOLESALE - DISCRETIONARY - 0.5%
8	LKQ Corporation(a)	403
2	Pool Corporation	869
		1,272

	TOTAL COMMON STOCKS (Cost $222,959)	265,759

	PARTNERSHIP SHARES — 0.3%
	OIL & GAS PRODUCERS - 0.3%
20	Magellan Midstream Partners, L.P. (Cost - $912)	912

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	MONEY MARKET FUND - 4.8%
13,288	First American Treasury Obligations Fund, Class X, 0.01%(b) (Cost - $13,288)	$13,288

	TOTAL INVESTMENTS - 101.6% (Cost $237,130)	$279,959
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(4,500)
	NET ASSETS - 100.0%	$275,459

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

^	Amount represents less than 0.05%.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1%
	AEROSPACE & DEFENSE - 0.4%
41	AAR Corporation(a)	$1,330
53	Barnes Group, Inc.	2,212
35	Ducommun, Inc.(a)	1,762
36	Mercury Systems, Inc.(a)	1,707
105	Moog, Inc., Class A	8,004
21	National Presto Industries, Inc.	1,724
71	SIFCO Industries, Inc.(a)	611
		17,350
	APPAREL & TEXTILE PRODUCTS - 0.6%
61	Culp, Inc.	786
124	Fossil Group, Inc.(a)	1,469
171	Movado Group, Inc.	5,385
110	PVH Corporation(a)	11,307
76	Rocky Brands, Inc.	3,618
149	Tandy Leather Factory, Inc.(a)	752
63	Unifi, Inc.(a)	1,382
22	Weyco Group, Inc.	499
		25,198
	ASSET MANAGEMENT - 0.5%
25	Associated Capital Group, Inc., Class A	935
151	Community Bankers Trust Corporation	1,717
138	Entasis Therapeutics Holdings, Inc.(a)	461
14	First Western Financial, Inc.(a)	406
62	Hennessy Advisors, Inc.	596
211	ODP Corporation (The)(a)	8,474
184	Oppenheimer Holdings, Inc., Class A	8,333
		20,922
	AUTOMOTIVE - 1.2%
217	American Axle & Manufacturing Holdings, Inc.(a)	1,912
665	China Automotive Systems, Inc.(a)	2,175
463	Dana, Inc.	10,297
752	Goodyear Tire & Rubber Company (The)(a)	13,310
302	Harley-Davidson, Inc.	11,056
173	Methode Electronics, Inc.	7,275

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	AUTOMOTIVE - 1.2% (Continued)
34	Miller Industries, Inc.	$1,157
339	Modine Manufacturing Company(a)	3,841
148	Motorcar Parts of America, Inc.(a)	2,886
23	Unique Fabricating, Inc.(a)	76
		53,985
	BANKING - 22.5%
80	1st Constitution Bancorp	1,894
40	ACNB Corporation	1,120
73	American National Bankshares, Inc.	2,412
48	Ames National Corporation	1,116
738	Associated Banc-Corporation	15,808
337	Atlantic Union Bankshares Corporation	12,418
186	Banc of California, Inc.	3,439
308	BancorpSouth Bank	9,172
154	Bank of Commerce Holdings	2,336
47	Bank of Marin Bancorp	1,774
48	Bank of Princeton (The)	1,442
61	Bank OZK	2,622
81	BankFinancial Corporation	930
219	BankUnited, Inc.	9,159
123	Banner Corporation	6,791
75	Bar Harbor Bankshares	2,104
81	BayCom Corporation(a)	1,507
182	BCB Bancorp, Inc.	2,686
143	Berkshire Hills Bancorp, Inc.	3,858
339	BOK Financial Corporation	30,357
242	Brookline Bancorp, Inc.	3,693
87	Bryn Mawr Bank Corporation	3,998
305	Byline Bancorp, Inc.	7,491
904	Cadence BanCorporation	19,852
88	Camden National Corporation	4,215
111	Capstar Financial Holdings, Inc.	2,358
49	CB Financial Services, Inc.	1,128
52	CBM Bancorp, Inc.	843

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	BANKING - 22.5% (Continued)
147	Central Pacific Financial Corporation	$3,775
130	Central Valley Community Bancorp	2,795
44	ChoiceOne Financial Services, Inc.	1,082
664	CIT Group, Inc.	34,495
81	Citizens & Northern Corporation	2,046
145	Citizens Community Bancorp, Inc.	2,015
134	Civista Bancshares, Inc.	3,113
108	CNB Financial Corp	2,629
38	Codorus Valley Bancorp, Inc.	857
96	Colony Bankcorp, Inc.	1,798
44	Community Financial Corporation (The)	1,622
84	Community Trust Bancorp, Inc.	3,536
216	ConnectOne Bancorp, Inc.	6,482
56	County Bancorp, Inc.	2,041
204	Customers Bancorp, Inc.(a)	8,776
117	Dime Community Bancshares, Inc.	3,821
138	Eagle Bancorp, Inc.	7,935
103	Enterprise Financial Services Corporation	4,664
118	Equity Bancshares, Inc., Class A	3,939
84	ESSA Bancorp, Inc.	1,394
53	Farmers & Merchants Bancorp, Inc.	1,187
180	Financial Institutions, Inc.	5,517
277	First Bancorp	11,914
99	First Bancshares, Inc. (The)	3,839
264	First Bank	3,720
299	First Busey Corporation	7,364
93	First Business Financial Services, Inc.	2,670
641	First Commonwealth Financial Corporation	8,737
91	First Community Bankshares, Inc.	2,887
471	First Financial Bancorp	11,026
81	First Financial Corporation	3,406
99	First Financial Northwest, Inc.	1,621
50	First Guaranty Bancshares, Inc.	1,003
126	First Hawaiian, Inc.	3,698

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	BANKING - 22.5% (Continued)
1,095	First Horizon Corporation	$17,838
68	First Internet Bancorp	2,120
85	First Mid Bancshares, Inc.	3,490
669	First Midwest Bancorp, Inc.	12,718
90	First Northwest Bancorp	1,580
124	First of Long Island Corporation (The)	2,554
431	Flagstar Bancorp, Inc.	21,886
218	Flushing Financial Corporation	4,927
1,558	FNB Corporation	18,104
60	FS Bancorp, Inc.	2,077
894	Fulton Financial Corporation	13,660
12	Great Western Bancorp, Inc.	393
428	Hancock Whitney Corporation	20,167
333	Hanmi Financial Corporation	6,680
261	HarborOne Bancorp, Inc.	3,664
319	Heartland Financial USA, Inc.	15,338
296	Heritage Commerce Corporation	3,442
205	Heritage Financial Corporation	5,228
518	Hilltop Holdings, Inc.	16,923
57	Home Bancorp, Inc.	2,205
110	HomeStreet, Inc.	4,526
102	HomeTrust Bancshares, Inc.	2,854
713	Hope Bancorp, Inc.	10,296
232	Horizon Bancorp, Inc.	4,215
59	Howard Bancorp, Inc.(a)	1,197
136	Independent Bank Group, Inc.	9,661
79	Investar Holding Corporation	1,740
367	Investors Bancorp, Inc.	5,545
407	Kearny Financial Corporation	5,059
305	Lakeland Bancorp, Inc.	5,377
115	LCNB Corporation	2,029
56	MainStreet Bancshares, Inc.(a)	1,343
85	Mercantile Bank Corporation	2,723
89	Meridian Bancorp, Inc.	1,848

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	BANKING - 22.5% (Continued)
47	Middlefield Banc Corporation	$1,131
209	Midland States Bancorp, Inc.	5,169
102	MidWestOne Financial Group, Inc.	3,076
1,733	New York Community Bancorp, Inc.	22,304
12	Nicolet Bankshares, Inc.(a)	890
324	Northfield Bancorp, Inc.	5,560
80	Northrim BanCorp, Inc.	3,401
655	Northwest Bancshares, Inc.	8,698
279	OceanFirst Financial Corporation	5,973
45	Ohio Valley Banc Corporation	1,228
525	Old National Bancorp	8,899
10	Old Point Financial Corporation	214
227	Old Second Bancorp, Inc.	2,965
163	OP Bancorp	1,672
133	Orrstown Financial Services, Inc.	3,112
686	PacWest Bancorp	31,090
62	Parke Bancorp, Inc.	1,360
21	Pathfinder Bancorp, Inc.	342
24	PCB Bancorp	478
132	Peapack-Gladstone Financial Corporation	4,404
45	Penns Woods Bancorp, Inc.	1,069
157	Peoples Bancorp, Inc.	4,963
133	Pinnacle Financial Partners, Inc.	12,513
249	Premier Financial Corporation	7,928
175	Primis Financial Corporation	2,530
50	Provident Financial Holdings, Inc.	854
369	Provident Financial Services, Inc.	8,660
113	QCR Holdings, Inc.	5,813
122	RBB Bancorp	3,076
275	Renasant Corporation	9,914
99	Republic Bancorp, Inc., Class A	5,014
190	Riverview Bancorp, Inc.	1,381
74	Riverview Financial Corporation(a)	975
232	S&T Bancorp, Inc.	6,837

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	BANKING - 22.5% (Continued)
85	SB Financial Group, Inc.	$1,538
112	Select Bancorp, Inc.(a)	1,932
112	Sierra Bancorp	2,719
424	Simmons First National Corporation, Class A	12,533
120	SmartFinancial, Inc.	3,102
155	SouthState Corporation	11,574
901	Sterling Bancorp	22,489
859	Synovus Financial Corporation	37,702
52	Territorial Bancorp, Inc.	1,320
174	Texas Capital Bancshares, Inc.(a)	10,443
313	Towne Bank	9,737
163	TrustCompany Bank Corp NY	5,211
222	Trustmark Corporation	7,153
836	Umpqua Holdings Corporation	16,929
53	United Bancshares, Inc.	1,616
430	United Bankshares, Inc.	15,643
117	United Security Bancshares	936
171	Univest Financial Corporation	4,684
1,504	Valley National Bancorp	20,018
177	Veritex Holdings, Inc.	6,967
232	Washington Federal, Inc.	7,960
773	Webster Financial Corporation	42,098
386	WesBanco, Inc.	13,155
208	Western New England Bancorp, Inc.	1,774
225	Wintrust Financial Corporation	18,083
183	WSFS Financial Corporation	9,390
		1,027,533
	BEVERAGES - 0.0%^
51	Coffee Holding Company, Inc.(a)	232

	BIOTECH & PHARMA - 1.1%
617	Amneal Pharmaceuticals, Inc.(a)	3,295
170	Amphastar Pharmaceuticals, Inc.(a)	3,232
44	ANI Pharmaceuticals, Inc.(a)	1,444

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	BIOTECH & PHARMA - 1.1% (Continued)
147	Collegium Pharmaceutical, Inc.(a)	$2,902
135	Cumberland Pharmaceuticals, Inc.(a)	364
41	Eagle Pharmaceuticals, Inc.(a)	2,287
123	Emergent BioSolutions, Inc.(a)	6,159
42	Enanta Pharmaceuticals, Inc.(a)	2,386
12	G1 Therapeutics, Inc.(a)	161
397	Innoviva, Inc.(a)	6,634
17	MacroGenics, Inc.(a)	356
2	Minerva Neurosciences, Inc.(a)	3
158	Prestige Consumer Healthcare, Inc.(a)	8,865
376	Sangamo Therapeutics, Inc.(a)	3,388
25	Travere Therapeutics, Inc.(a)	606
38	United Therapeutics Corporation(a)	7,014
467	Verastem, Inc.(a)	1,438
		50,534
	CHEMICALS - 2.8%
188	AdvanSix, Inc.(a)	7,473
109	AgroFresh Solutions, Inc.(a)	235
103	American Vanguard Corporation	1,550
112	Ashland Global Holdings, Inc.	9,981
253	Ecovyst, Inc.	2,950
653	Element Solutions, Inc.	14,157
68	Hawkins, Inc.	2,372
56	Haynes International, Inc.	2,086
159	HB Fuller Company	10,265
378	Huntsman Corporation	11,185
76	Intrepid Potash, Inc.(a)	2,348
125	Koppers Holdings, Inc.(a)	3,907
180	Kraton Corporation(a)	8,215
46	Materion Corporation	3,157
107	Minerals Technologies, Inc.	7,473
28	Oil-Dri Corporation of America	980
809	Rayonier Advanced Materials, Inc.(a)	6,067
33	Rogers Corporation(a)	6,154

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	CHEMICALS - 2.8% (Continued)
88	Trecora Resources(a)	$720
991	Univar Solutions, Inc.(a)	23,606
161	Valhi, Inc.	3,756
		128,637
	COMMERCIAL SUPPORT SERVICES - 2.6%
11	ABM Industries, Inc.	495
135	AMN Healthcare Services, Inc.(a)	15,491
495	ARC Document Solutions, Inc.	1,460
52	BGSF, Inc.	665
425	BrightView Holdings, Inc.(a)	6,273
187	CBIZ, Inc.(a)	6,048
223	Cross Country Healthcare, Inc.(a)	4,737
137	Deluxe Corporation	4,917
124	Ennis, Inc.	2,337
90	GP Strategies Corporation(a)	1,863
50	Heidrick & Struggles International, Inc.	2,231
51	Huron Consulting Group, Inc.(a)	2,652
236	Kelly Services, Inc., Class A	4,456
194	Korn Ferry	14,038
86	ManpowerGroup, Inc.	9,312
30	Quest Resource Holding Corporation(a)	182
171	Resources Connection, Inc.	2,698
245	Schnitzer Steel Industries, Inc., Class A	10,733
273	Terminix Global Holdings, Inc.(a)	11,376
234	TrueBlue, Inc.(a)	6,337
38	UniFirst Corporation	8,080
27	Vectrus, Inc.(a)	1,358
		117,739
	CONSTRUCTION MATERIALS - 0.6%
199	Apogee Enterprises, Inc.	7,514
580	Summit Materials, Inc., Class A(a)	18,543
		26,057
	CONSUMER SERVICES - 1.1%
134	Adtalem Global Education, Inc.(a)	5,067

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	CONSUMER SERVICES - 1.1% (Continued)
47	American Public Education, Inc.(a)	$1,204
30	Graham Holdings Company, Class B	17,675
94	Grand Canyon Education, Inc.(a)	8,268
131	Matthews International Corporation, Class A	4,544
598	Perdoceo Education Corporation(a)	6,315
158	Stride, Inc.(a)	5,679
		48,752
	CONTAINERS & PACKAGING - 0.1%
93	TriMas Corporation(a)	3,009

	E-COMMERCE DISCRETIONARY - 0.1%
137	Lands’ End, Inc.(a)	3,225

	ELECTRICAL EQUIPMENT - 1.3%
122	Advanced Energy Industries, Inc.	10,705
275	API Group Corporation(a)	5,596
43	Argan, Inc.	1,878
86	Bel Fuse, Inc., Class B	1,069
157	Belden, Inc.	9,147
106	Itron, Inc.(a)	8,017
228	Kimball Electronics, Inc.(a)	5,876
243	LSI Industries, Inc.	1,883
257	National Instruments Corporation	10,082
44	Powell Industries, Inc.	1,081
48	Preformed Line Products Company	3,122
38	RF Industries Ltd.(a)	307
		58,763
	ENGINEERING & CONSTRUCTION - 1.9%
106	Dycom Industries, Inc.(a)	7,551
137	EMCOR Group, Inc.	15,807
371	Fluor Corporation(a)	5,925
145	Granite Construction, Inc.	5,735
206	KBR, Inc.	8,116
82	Limbach Holdings, Inc.(a)	543

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	ENGINEERING & CONSTRUCTION - 1.9% (Continued)
121	MasTec, Inc.(a)	$10,440
53	Mistras Group, Inc.(a)	538
160	MYR Group, Inc.(a)	15,920
166	Orion Group Holdings, Inc.(a)	903
172	Primoris Services Corporation	4,212
248	Sterling Construction Company, Inc.(a)	5,622
290	Tutor Perini Corporation(a)	3,764
15	VSE Corporation	723
		85,799
	ENTERTAINMENT CONTENT - 0.2%
204	AMC Networks, Inc., Class A(a)	9,504

	FOOD - 1.8%
75	Alico, Inc.	2,568
192	B&G Foods, Inc.	5,739
174	Hain Celestial Group, Inc. (The)(a)	7,444
399	Hostess Brands, Inc.(a)	6,931
244	Ingredion, Inc.	21,718
81	Landec Corporation(a)	747
37	Natural Health Trends Corporation	265
144	Nature’s Sunshine Products, Inc.	2,110
380	S&W Seed Company(a)	984
55	Sanderson Farms, Inc.	10,351
2	Seaboard Corporation	8,200
77	Seneca Foods Corporation, Class A(a)	3,713
195	Simply Good Foods Company (The)(a)	6,726
84	Tootsie Roll Industries, Inc.	2,556
98	TreeHouse Foods, Inc.(a)	3,908
		83,960
	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
201	Boise Cascade Company	10,850
347	Domtar Corporation(a)	18,925
180	Glatfelter Corporation	2,538
280	Mercer International, Inc.	3,245

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.3% (Continued)
32	Neenah, Inc.	$1,492
1,344	Resolute Forest Products, Inc.	15,994
115	Schweitzer-Mauduit International, Inc.	3,986
121	Verso Corporation, Class A	2,511
		59,541
	HEALTH CARE FACILITIES & SERVICES - 1.0%
96	Mednax, Inc.(a)	2,729
40	National HealthCare Corporation	2,799
1,235	OPKO Health, Inc.(a)	4,508
290	Owens & Minor, Inc.	9,074
325	Patterson Companies, Inc.	9,795
133	Premier, Inc., Class A	5,155
12	Psychemedics Corporation(a)	102
293	Select Medical Holdings Corporation	10,598
		44,760
	HOME & OFFICE PRODUCTS - 0.5%
723	ACCO Brands Corporation	6,211
63	Herman Miller, Inc.	2,373
90	Hooker Furnishings Corporation	2,429
43	iRobot Corporation(a)	3,375
4	Kewaunee Scientific Corporation(a)	53
63	Kimball International, Inc., Class B	706
745	Steelcase, Inc., Class A	9,447
100	Virco Manufacturing Corporation(a)	345
		24,939
	HOME CONSTRUCTION - 3.8%
30	American Woodmark Corporation(a)	1,961
430	Beazer Homes USA, Inc.(a)	7,417
251	Century Communities, Inc.	15,424
53	Dixie Group, Inc. (The)(a)	258
67	Forestar Group, Inc.(a)	1,248
485	Green Brick Partners, Inc.(a)	9,952
135	Griffon Corporation	3,321
195	Interface, Inc.	2,954

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	HOME CONSTRUCTION - 3.8% (Continued)
452	KB Home	$17,592
117	LGI Homes, Inc.(a)	16,603
270	M/I Homes, Inc.(a)	15,606
342	MDC Holdings, Inc.	15,978
185	Meritage Homes Corporation(a)	17,945
104	Patrick Industries, Inc.	8,663
636	Taylor Morrison Home Corporation(a)	16,396
77	Toll Brothers, Inc.	4,257
938	Tri Pointe Homes, Inc.(a)	19,717
		175,292
	HOUSEHOLD PRODUCTS - 0.7%
235	Central Garden & Pet Company, Class A(a)	10,105
63	Clearwater Paper Corporation(a)	2,415
195	Crown Crafts, Inc.	1,443
67	Edgewell Personal Care Company	2,432
57	Nu Skin Enterprises, Inc., Class A	2,307
203	Quanex Building Products Corporation	4,346
115	Spectrum Brands Holdings, Inc.	11,002
		34,050
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.6%
124	Ampco-Pittsburgh Corporation(a)	583
106	AZZ, Inc.	5,639
103	Core Molding Technologies, Inc.(a)	1,186
26	Eastern Company (The)	654
44	EnPro Industries, Inc.	3,833
85	L B Foster Company, Class A(a)	1,317
49	Park-Ohio Holdings Corporation	1,250
39	Strattec Security Corporation(a)	1,517
184	Timken Company (The)	12,037
7	Tredegar Corporation	85
		28,101
	INDUSTRIAL SUPPORT SERVICES - 1.1%
151	CAI International, Inc.	8,442
95	DXP Enterprises, Inc.(a)	2,809

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.1% (Continued)
49	Herc Holdings, Inc.(a)	$8,010
158	Titan Machinery, Inc.(a)	4,094
219	WESCO International, Inc.(a)	25,255
		48,610
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
322	Cowen, Inc., Class A	11,048
737	Jefferies Financial Group, Inc.	27,365
		38,413
	INSURANCE - 6.6%
84	Ambac Financial Group, Inc.(a)	1,203
752	American Equity Investment Life Holding Company	22,237
223	American National Group, Inc.	42,154
513	Brighthouse Financial, Inc.(a)	23,203
257	Citizens, Inc.(a)	1,596
1,337	CNO Financial Group, Inc.	31,473
302	Employers Holdings, Inc.	11,926
8	FedNat Holding Company	20
599	Genworth Financial, Inc., Class A(a)	2,246
238	Hallmark Financial Services, Inc.(a)	869
33	Heritage Insurance Holdings, Inc.	225
288	Horace Mann Educators Corporation	11,460
322	Kemper Corporation	21,506
6	National Western Life Group, Inc., Class A	1,264
620	ProAssurance Corporation	14,744
1,226	Radian Group, Inc.	27,855
282	Security National Financial Corporation, Class A(a)	2,321
506	State Auto Financial Corporation	25,781
337	Tiptree, Inc.	3,377
79	Unico American Corporation(a)	269
188	United Fire Group, Inc.	4,343
506	United Insurance Holdings Corporation	1,837
2,071	Unum Group	51,899
		303,808

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	INTERNET MEDIA & SERVICES - 0.2%
218	Cars.com, Inc.(a)	$2,758
467	DHI Group, Inc.(a)	2,223
405	TrueCar, Inc.(a)	1,685
77	Yelp, Inc.(a)	2,867
		9,533
	LEISURE FACILITIES & SERVICES - 1.0%
10	Ark Restaurants Corporation(a)	155
17	Biglari Holdings, Inc.(a)	2,921
668	Carrols Restaurant Group, Inc.	2,445
141	Century Casinos, Inc.(a)	1,899
124	Chuy’s Holdings, Inc.(a)	3,910
220	Del Taco Restaurants, Inc.	1,921
513	Dover Motorsports, Inc.	1,241
441	El Pollo Loco Holdings, Inc.(a)	7,453
215	Fiesta Restaurant Group, Inc.(a)	2,356
108	Full House Resorts, Inc.(a)	1,146
34	Golden Entertainment, Inc.(a)	1,669
104	Good Times Restaurants, Inc.(a)	532
331	Marcus Corporation (The)(a)	5,776
11	Potbelly Corporation(a)	75
104	RCI Hospitality Holdings, Inc.	7,125
146	Red Robin Gourmet Burgers, Inc.(a)	3,367
		43,991
	LEISURE PRODUCTS - 0.6%
10	American Outdoor Brands, Inc.(a)	246
118	Escalade, Inc.	2,231
13	Smith & Wesson Brands, Inc.	270
30	Thor Industries, Inc.	3,683
257	Vista Outdoor, Inc.(a)	10,360
128	Winnebago Industries, Inc.	9,274
		26,064
	MACHINERY - 1.8%
133	AGCO Corporation	16,296
146	Altra Industrial Motion Corporation	8,081

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	MACHINERY - 1.8% (Continued)
67	Astec Industries, Inc.	$3,605
258	CECO Environmental Corporation(a)	1,816
94	Colfax Corporation(a)	4,315
49	Columbus McKinnon Corporation	2,369
42	ESCO Technologies, Inc.	3,234
38	Gencor Industries, Inc.(a)	422
206	Hillenbrand, Inc.	8,786
46	Hurco Companies, Inc.	1,484
27	Hyster-Yale Materials Handling, Inc., Class A	1,357
54	Intevac, Inc.(a)	258
192	Kennametal, Inc.	6,572
93	LS Starrett Company (The), Class A(a)	1,162
234	Manitowoc Company, Inc. (The)(a)	5,012
879	NN, Inc.(a)	4,615
36	Regal Rexnord Corporation	5,412
49	SPX FLOW, Inc.	3,582
46	Terex Corporation	1,937
		80,315
	MEDICAL EQUIPMENT & DEVICES - 1.0%
475	Accuray, Inc.(a)	1,876
155	AngioDynamics, Inc.(a)	4,021
145	Avanos Medical, Inc.(a)	4,524
5	CryoLife, Inc.(a)	111
45	Fonar Corporation(a)	696
56	Harvard Bioscience, Inc.(a)	391
27	ICU Medical, Inc.(a)	6,301
78	Integer Holdings Corporation(a)	6,969
101	Merit Medical Systems, Inc.(a)	7,252
127	Natus Medical, Inc.(a)	3,185
94	NuVasive, Inc.(a)	5,626
100	OraSure Technologies, Inc.(a)	1,131
9	Utah Medical Products, Inc.	836
184	Varex Imaging Corporation(a)	5,189
		48,108

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	METALS & MINING - 1.0%
199	Alcoa Corporation(a)	$9,739
401	Consol Energy, Inc.(a)	10,434
110	Encore Wire Corporation	10,431
1,046	Hecla Mining Company	5,753
1,133	SunCoke Energy, Inc.	7,115
185	Warrior Met Coal, Inc.	4,305
		47,777
	OIL & GAS PRODUCERS - 5.2%
1,449	Antero Resources Corporation(a)	27,256
236	Bonanza Creek Energy, Inc.	11,304
1,717	Centennial Resource Development, Inc., Class A(a)	11,504
785	CNX Resources Corporation(a)	9,907
1,263	Comstock Resources, Inc.(a)	13,072
815	Earthstone Energy, Inc., Class A(a)	7,498
693	EQT Corporation(a)	14,179
277	Equitrans Midstream Corporation	2,809
865	HollyFrontier Corporation	28,657
120	Matador Resources Company	4,565
1,442	Murphy Oil Corporation	36,007
118	PBF Energy, Inc., Class A(a)	1,530
278	PDC Energy, Inc.	13,174
227	Penn Virginia Corporation(a)	6,054
157	SilverBow Resources, Inc.(a)	3,846
4,666	Southwestern Energy Company(a)	25,850
223	TravelCenters of America, Inc.(a)	11,103
234	World Fuel Services Corporation	7,867
		236,182
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
122	Dawson Geophysical Company(a)	304
32	Dril-Quip, Inc.(a)	806
96	Geospace Technologies Corporation(a)	917
97	Helmerich & Payne, Inc.	2,659
6	Matrix Service Company(a)	63
269	MRC Global, Inc.(a)	1,974

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.7% (Continued)
175	Natural Gas Services Group, Inc.(a)	$1,816
1,204	NOV, Inc.(a)	15,784
306	Smart Sand, Inc.(a)	750
81	Thermon Group Holdings, Inc.(a)	1,402
843	US Silica Holdings, Inc.(a)	6,736
		33,211
	PUBLISHING & BROADCASTING - 1.9%
90	Beasley Broadcast Group, Inc., Class A(a)	239
25	Cumulus Media, Inc., Class A(a)	306
130	Emmis Communications Corporation(a)	241
584	Entravision Communications Corporation, Class A	4,146
694	EW Scripps Company (The), Class A	12,534
1,212	Gannett Company, Inc.(a)	8,096
581	Gray Television, Inc.	13,258
139	Hemisphere Media Group, Inc.(a)	1,693
22	Houghton Mifflin Harcourt Company(a)	295
198	John Wiley & Sons, Inc., Class A	10,338
195	Meredith Corporation(a)	10,861
70	Saga Communications, Inc., Class A	1,593
42	Scholastic Corporation	1,497
794	TEGNA, Inc.	15,658
445	Townsquare Media, Inc., Class A(a)	5,816
		86,571
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
24	FRP Holdings, Inc.(a)	1,342
123	Howard Hughes Corporation (The)(a)	10,801
14	Stratus Properties, Inc.(a)	451
		12,594
	REAL ESTATE SERVICES - 0.5%
78	RE/MAX Holdings, Inc., Class A	2,430
1,219	Realogy Holdings Corporation(a)	21,381
		23,811
	RENEWABLE ENERGY - 0.4%
118	EnerSys	8,784

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	RENEWABLE ENERGY - 0.4% (Continued)
28	FutureFuel Corporation	$200
45	Green Plains, Inc.(a)	1,469
170	Renewable Energy Group, Inc.(a)	8,534
117	Ultralife Corporation(a)	827
		19,814
	RETAIL - CONSUMER STAPLES - 0.6%
221	Big Lots, Inc.	9,583
135	Ingles Markets, Inc., Class A	8,914
132	Rite Aid Corporation(a)	1,874
207	SpartanNash Company	4,533
60	Village Super Market, Inc., Class A	1,301
69	Weis Markets, Inc.	3,626
		29,831
	RETAIL - DISCRETIONARY - 6.3%
12	Aaron’s Company, Inc. (The)	330
225	Abercrombie & Fitch Company, Class A(a)	8,467
58	America’s Car-Mart, Inc.(a)	6,773
24	AutoNation, Inc.(a)	2,922
502	Barnes & Noble Education, Inc.(a)	5,015
81	Bassett Furniture Industries, Inc.	1,467
294	Beacon Roofing Supply, Inc.(a)	14,041
213	Bed Bath & Beyond, Inc.(a)	3,680
174	Big 5 Sporting Goods Corporation	4,009
124	Caleres, Inc.	2,755
38	Children’s Place, Inc. (The)(a)	2,860
332	Conn’s, Inc.(a)	7,580
391	Container Store Group, Inc. (The)(a)	3,722
8	Designer Brands, Inc., Class A(a)	111
255	Dick’s Sporting Goods, Inc.	30,541
120	Dillard’s, Inc., Class A	20,702
187	Ethan Allen Interiors, Inc.	4,432
506	Foot Locker, Inc.	23,104
138	Genesco, Inc.(a)	7,967
272	GMS, Inc.(a)	11,914

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	RETAIL - DISCRETIONARY - 6.3% (Continued)
82	Group 1 Automotive, Inc.	$15,406
121	Guess?, Inc.	2,542
103	Haverty Furniture Companies, Inc.	3,472
2	Hertz Global Holdings, Inc.(a)	39
89	Hibbett, Inc.	6,296
495	Kohl’s Corporation	23,310
159	La-Z-Boy, Inc.	5,125
171	MarineMax, Inc.(a)	8,297
66	Penske Automotive Group, Inc.	6,640
1,996	Qurate Retail, Inc. - Series A	20,339
242	Rush Enterprises, Inc., Class A	10,929
192	Shoe Carnival, Inc.	6,225
129	Sonic Automotive, Inc., Class A	6,778
197	Tilly’s, Inc., Class A	2,760
135	Urban Outfitters, Inc.(a)	4,008
265	Vera Bradley, Inc.(a)	2,494
86	Zumiez, Inc.(a)	3,419
		290,471
	SEMICONDUCTORS - 2.5%
666	Amkor Technology, Inc.	16,617
127	Amtech Systems, Inc.(a)	1,452
7	AXT, Inc.(a)	58
172	Cirrus Logic, Inc.(a)	14,164
58	Cohu, Inc.(a)	1,853
105	CTS Corporation	3,246
89	Data I/O Corporation(a)	579
123	Diodes, Inc.(a)	11,143
104	DSP Group, Inc.(a)	2,279
74	GSI Technology, Inc.(a)	391
247	Kulicke & Soffa Industries, Inc.	14,395
130	NeoPhotonics Corporation(a)	1,132
110	Onto Innovation, Inc.(a)	7,947
280	Photronics, Inc.(a)	3,816
393	Rambus, Inc.(a)	8,725

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	SEMICONDUCTORS - 2.5% (Continued)
94	Richardson Electronics Ltd.	$911
183	Ultra Clean Holdings, Inc.(a)	7,796
206	Veeco Instruments, Inc.(a)	4,575
616	Vishay Intertechnology, Inc.	12,375
		113,454
	SOFTWARE - 1.6%
255	Allscripts Healthcare Solutions, Inc.(a)	3,409
39	Avaya Holdings Corporation(a)	772
8	BM Technologies, Inc.(a)	71
100	Bottomline Technologies DE, Inc.(a)	3,928
79	ChannelAdvisor Corporation(a)	1,993
518	Cloudera, Inc.(a)	8,272
96	Computer Programs and Systems, Inc.(a)	3,404
119	Donnelley Financial Solutions, Inc.(a)	4,120
231	Ebix, Inc.	6,221
136	J2 Global, Inc.(a)	18,580
110	NextGen Healthcare, Inc.(a)	1,551
5	Synchronoss Technologies, Inc.(a)	12
108	Verint Systems, Inc.(a)	4,837
763	Xperi Holding Corporation	14,375
43	Zovio, Inc.(a)	103
		71,648
	SPECIALTY FINANCE - 4.5%
511	Air Lease Corporation	20,103
97	Alliance Data Systems Corporation	9,786
15	Consumer Portfolio Services, Inc.(a)	88
108	Elevate Credit, Inc.(a)	446
188	Encore Capital Group, Inc.(a)	9,263
289	Enova International, Inc.(a)	9,985
754	EZCORP, Inc., Class A(a)	5,708
189	GATX Corporation	16,927
4	Investors Title Company	730
61	Marlin Business Services Corporation	1,356
2,136	MGIC Investment Corporation	31,955

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	SPECIALTY FINANCE - 4.5% (Continued)
475	Mr. Cooper Group, Inc.(a)	$19,556
957	Navient Corporation	18,882
79	Nelnet, Inc., Class A	6,260
57	Nicholas Financial, Inc.(a)	701
713	OneMain Holdings, Inc.	39,450
180	PennyMac Financial Services, Inc.	11,003
35	Regional Management Corporation	2,036
49	Willis Lease Finance Corporation(a)	1,822
		206,057
	STEEL – 0.9%
692	Commercial Metals Company	21,078
86	Friedman Industries, Inc.	1,024
46	Northwest Pipe Company(a)	1,090
258	Olympic Steel, Inc.	6,285
101	United States Steel Corporation	2,219
225	Worthington Industries, Inc.	11,857
		43,553
	TECHNOLOGY HARDWARE - 5.0%
353	ADTRAN, Inc.	6,622
1	Applied Optoelectronics, Inc.(a)	7
2	AstroNova, Inc.(a)	30
164	Aviat Networks, Inc.(a)	5,389
438	Avnet, Inc.	16,193
144	Aware, Inc.(a)	589
168	Benchmark Electronics, Inc.	4,487
620	CommScope Holding Company, Inc.(a)	8,426
89	Communications Systems, Inc.(a)	770
179	Comtech Telecommunications Corporation	4,584
518	Daktronics, Inc.(a)	2,813
379	EMCORE Corporation(a)	2,835
422	Harmonic, Inc.(a)	3,692
104	InterDigital, Inc.	7,053
492	Jabil, Inc.	28,718
64	Key Tronic Corporation(a)	416

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	TECHNOLOGY HARDWARE - 5.0% (Continued)
324	Knowles Corporation(a)	$6,072
86	Maxar Technologies, Inc.	2,436
130	NCR Corporation(a)	5,039
180	NETGEAR, Inc.(a)	5,744
337	NetScout Systems, Inc.(a)	9,082
45	PCTEL, Inc.	280
477	Pitney Bowes, Inc.	3,439
68	Plexus Corporation(a)	6,080
1,120	Ribbon Communications, Inc.(a)	6,698
231	Sanmina Corporation(a)	8,903
283	Super Micro Computer, Inc.(a)	10,349
347	Synnex Corporation	36,123
541	TTM Technologies, Inc.(a)	6,800
122	ViaSat, Inc.(a)	6,719
45	Vishay Precision Group, Inc.(a)	1,565
1,003	Xerox Holdings Corporation	20,231
		228,184
	TECHNOLOGY SERVICES - 1.0%
1,478	Conduent, Inc.(a)	9,740
105	CSG Systems International, Inc.	5,061
152	DXC Technology Company(a)	5,109
45	ICF International, Inc.	4,018
161	Insight Enterprises, Inc.(a)	14,503
92	ManTech International Corporation, Class A	6,985
108	NetSol Technologies, Inc.(a)	495
112	RCM Technologies, Inc.(a)	681
58	StarTek, Inc.(a)	320
		46,912
	TELECOMMUNICATIONS - 0.8%
46	ATN International, Inc.	2,155
509	Consolidated Communications Holdings, Inc.(a)	4,678
467	EchoStar Corporation, Class A(a)	11,913
81	KVH Industries, Inc.(a)	780
31	Spok Holdings, Inc.	317

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	TELECOMMUNICATIONS - 0.8% (Continued)
748	Telephone and Data Systems, Inc.	$14,586
		34,429
	TOBACCO & CANNABIS - 0.1%
104	Universal Corporation	5,026

	TRANSPORTATION & LOGISTICS - 2.5%
94	Alaska Air Group, Inc.(a)	5,508
52	ArcBest Corporation	4,252
245	Atlas Air Worldwide Holdings, Inc.(a)	20,012
106	Covenant Logistics Group, Inc.(a)	2,931
77	Echo Global Logistics, Inc.(a)	3,674
1	Hawaiian Holdings, Inc.(a)	22
90	Hub Group, Inc., Class A(a)	6,187
184	Kirby Corporation(a)	8,825
244	Marten Transport Ltd.	3,828
772	Overseas Shipholding Group, Inc., Class A(a)	1,606
29	Patriot Transportation Holding, Inc.	344
222	Radiant Logistics, Inc.(a)	1,419
229	Ryder System, Inc.	18,941
420	Schneider National, Inc., Class B	9,551
297	SkyWest, Inc.(a)	14,654
256	Werner Enterprises, Inc.	11,333
		113,087
	TRANSPORTATION EQUIPMENT - 0.4%
127	Greenbrier Companies, Inc. (The)	5,460
273	REV Group, Inc.	4,685
195	Trinity Industries, Inc.	5,298
177	Wabash National Corporation	2,678
		18,121
	WHOLESALE - CONSUMER STAPLES - 0.4%
198	Andersons, Inc. (The)	6,104
7	Performance Food Group Company(a)	325
261	United Natural Foods, Inc.(a)	12,638
		19,067

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	WHOLESALE - DISCRETIONARY - 0.7%
18	Acme United Corporation	$589
15	Educational Development Corporation	146
39	ePlus, Inc.(a)	4,002
153	G-III Apparel Group Ltd.(a)	4,330
115	KAR Auction Services, Inc.(a)	1,885
106	PC Connection, Inc.	4,667
232	ScanSource, Inc.(a)	8,071
101	Veritiv Corporation(a)	9,046
7	Wayside Technology Group, Inc.	189
443	ZAGG CVR(a)	—
		32,925
	TOTAL COMMON STOCKS (Cost $3,407,835)	4,439,449

	PARTNERSHIP SHARES — 2.2%
	METALS & MINING - 0.4%
1,852	Alliance Resource Partners, L.P.	20,131

	OIL & GAS PRODUCERS - 1.6%
884	DCP Midstream, L.P.	24,955
2,785	Enable Midstream Partners, L.P.	22,614
552	NuStar Energy, L.P.	8,689
1,426	Plains All American Pipeline, L.P.	14,502
		70,760
	REIT - 0.0%^
18	Landmark Infrastructure Partners, L.P.	295

	SPECIALTY FINANCE - 0.2%
373	America First Multifamily Investors, L.P.	2,223
182	Fortress Transportation and Infrastructure Investors, LLC	4,619
		6,842
	TOTAL PARTNERSHIP SHARES (Cost $79,882)	98,028

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Shares		Value
	REIT — 0.1%
	MORTGAGE FINANCE - 0.1%
305	Ellington Financial, Inc. (Cost $4,701)	$5,579

	WARRANT — 0.0%
	RETAIL - DISCRETIONARY - 0.0%^
12	Hertz Global Holdings, Inc. (Cost $248)	106

	MONEY MARKET FUNDS - 0.6%
29,341	First American Treasury Obligations Fund, Class X, 0.01%(b) (Cost $29,341)	29,341

	TOTAL INVESTMENTS - 100.0% (Cost $3,522,007)	$4,572,503
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%^	1,506
	NET ASSETS - 100.0%	$4,574,009

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

^	Amount represents less than 0.05%.